Shareholder Report, Average Annual Return (Details) LMF7400_Western Asset SMASh Series Core Completion Fund_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	66 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Western Asset SMASh Series Core Completion Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Western Asset SMASh Series Core Completion Fund
Average Annual Return, Percent	5.82%	(4.08%)	(3.94%)
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.26%	0.42%	0.08%